RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transaction [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 344,218